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Horizon ESG Defensive Core Fund
Horizon ESG Defensive Core Fund

Investment Objective: The investment objective of the Horizon ESG Defensive Core Fund (the “ESG Fund”) is to seek long-term growth of capital, current income and growth of income, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist® strategy”).

Fees and Expenses of the ESG Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the ESG Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon ESG Defensive Core Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.10%
Other Expenses	[1]	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses	[1],[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.34%	1.09%	1.19%
Fee Waiver and Expense Reimbursements	[3]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment		1.24%	0.99%	1.09%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the ESG Fund and is not a direct expense incurred by the ESG Fund or deducted from Fund assets.
[3]	The ESG Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its fees and reimburse expenses of the ESG Fund, at least until December 31, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.94% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund's trustees that are not "interested persons" of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.

Example: This Example is intended to help you compare the cost of investing in the ESG Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ESG Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ESG Fund’s operating expenses remain the same (taking into account the contractual expense limitation). The operating expense limitation discussed in the table above is reflected only through December 31, 2022. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon ESG Defensive Core Fund - USD ($)	One Year	Three Years
Advisor Class	126	415
Institutional Class	101	337
Investor Class	111	368

Portfolio Turnover. The ESG Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the ESG Fund’s performance. No portfolio turnover rate is provided for the ESG Fund because the ESG Fund had not commenced operations as of November 30, 2019.

Principal Investment Strategies of the ESG Fund

The ESG Fund seeks to achieve the ESG Fund’s investment objective by investing in large U.S. common stocks screened by the Fund’s investment sub-adviser, DWS Investment Management Americas, Inc. (“DIMA”), with regard to certain environmental, social and corporate governance impact (“ESG”) criteria. DIMA generally considers the largest 1,000 U.S. companies, ranked according to market capitalization, to be the ESG Fund’s investable universe. The ESG Fund also seeks to mitigate downside risk by allocating all or a portion of the ESG Fund’s portfolio, as determined by Horizon, to Horizon’s Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

Under normal circumstances, the ESG Fund will invest not less than 80% of the value of its net assets in “ESG investments”, which the ESG Fund defines as equity securities and fixed income investments issued by companies that qualify for investment after undergoing DIMA’s ESG screening process. For purposes of this policy, the ESG Fund considers U.S. Treasury Securities to qualify as ESG investments.

ESG Screening. To determine the securities in which the ESG Fund will invest, DIMA initially evaluates an issuer issuer’s performance across certain ESG criteria (outlined below), and then summarizes this evaluation in a proprietary ESG rating which is calculated by DWS International GmbH, an affiliate of DIMA, on the basis of data obtained from various ESG data providers. Primarily issuers with an ESG rating above a minimum threshold determined by DIMA are considered for investment by the ESG Fund. When determining the proprietary ESG rating for each issuer, DIMA considers multiple factors, including:

•	Level of involvement in controversial sectors and weapons;
•	Adherence to corporate governance principles (including, but not limited to: composition, effectiveness and independence of the board of directors; remuneration; and relations with shareholders, including shareholder voting rights);
•	ESG rating relative to a peer group of issuers; and
•	Efforts to meet the United Nations’ Sustainable Development Goals, which are focused on ending poverty and other deprivations by improving health and education, reducing inequality, and spurring economic growth concurrently with addressing climate change and the preservation of oceans and forests.

Stocks not eliminated in the ESG screening process are then further evaluated for potential investment by DIMA, as described below.

Equity Selection. In choosing stocks, the ESG Fund uses proprietary quantitative models to identify and acquire holdings for the ESG Fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The ESG Fund’s portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the ESG Fund’s investable universe. The ESG Fund may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the ESG Fund’s investable universe. All of DIMA’s investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by the ESG Fund may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.

Additional Overlay: Risk Assist® Strategy

Under the Risk Assist® strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. The ESG Fund typically executes this strategy by investing up to 100% of the ESG Fund’s portfolio in U.S. Treasuries or other cash equivalents, which may include, without limitation, U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, “U.S. Treasury Securities”); exchange traded options on U.S. Treasury Securities; repurchase agreements fully collateralized by U.S. Treasury Securities; and money market instruments, including obligations of U.S. and foreign banks, corporate obligations, U.S. government securities, municipal securities, repurchase agreements and asset-backed securities, paying a fixed, variable or floating interest rate (collectively, “Cash Equivalents”); or money market funds or ETFs that invest in Cash Equivalents. The ESG Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may elect to allocate 100% of the ESG Fund’s assets to the Risk Assist® strategy, it is not required to. Instead, Horizon employs the Risk Assist® strategy in stages, and Horizon may elect to allocate between 0% and 100% of the ESG Fund’s assets to the Risk Assist® strategy, depending on Horizon’s determination of current market risk.

The ESG Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the ESG Fund. When Horizon employs the Risk Assist® strategy, Horizon will typically direct DIMA to sell a specified amount of securities, and DIMA will select the specific securities to be sold and execute the sales, and, at Horizon’s direction, DIMA will then buy ETFs or money market funds that invest in Cash Equivalents. When Horizon determines to eliminate or reduce the ESG Fund’s allocation to the Risk Assist® strategy, Horizon will typically direct DIMA to sell all or apportion of the assets allocated to the Risk Assist® strategy , and DIMA will re-implement the portfolio. Notwithstanding the foregoing, Horizon may at times effect purchases and sales of Cash Equivalents, or ETFs or money market funds that invest in Cash Equivalents, directly.

The ESG Fund’s algorithm also includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon’s measures of perceived risk. The result of this process is referred to as a “ratchet”. To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist’s portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist® algorithm will increase (i.e., “ratchet” up) the value of the loss tolerance limit in an attempt to protect those gains.

Principal Risks of the ESG Fund

Many factors affect the ESG Fund’s performance. The ESG Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector and geographic location of the securities in which the ESG Fund invests. The ESG Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the ESG Fund.

ESG Investing Risk. Investing primarily in investments that meet ESG criteria carries the risk that the ESG Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of companies and, therefore, may underperform funds that do not consider ESG factors.

Management Risk. The ability of the ESG Fund to meet its investment objective is directly related to DIMA’s selection of securities in the ESG Fund’s portfolio, and Horizon’s ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist strategy. The ability of the ESG Fund to meet its investment objective will also depend on Horizon’s ability to successfully oversee the activities of, and communicate with, DIMA. The ESG Fund’s portfolio may under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the ESG Fund’s value may be adversely affected. The ESG Fund’s portfolio managers analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results..

Risk Assist Strategy Risk. Implementing the ESG Fund’s Risk Assist strategy may result in periods of time when the Fund is invested primarily (or entirely) in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the ESG Fund’s portfolio. Because the Risk Assist strategy may be implemented in stages, the ESG Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the ESG Fund will likely not benefit from capital appreciation or income from the equity markets. To the extent that the Risk Assist strategy is not implemented in a timely manner, the ESG Fund may underperform.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The ESG Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical or other external factors, experience periods of high volatility, reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Quantitative Model Risk. The ESG Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the ESG Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Fund’s investment adviser or sub-adviser may not be successful in selecting companies for investment or determining the weighting of particular stocks in the ESG Fund’s portfolio. Any of these factors could cause the ESG Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Turnover Risk. As a result of its trading strategies, the ESG Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the ESG Fund, and may also result in the realization of short-term capital gains. The ESG Fund must generally distribute realized capital gains to shareholders, increasing the ESG Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Domestic Strategy Risk. Because the ESG Fund will invest primarily in securities of U.S. issuers, the ESG Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the ESG Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the ESG Fund’s direct fees and expenses. As a result, the cost of investing in the ESG Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the ESG Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-income Risk. The ESG Fund will be subject to fixed-income risks to the extent that the ESG Fund implements the Risk Assist strategy. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the ESG Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the ESG Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the ESG Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the ESG Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Focus Risk. To the extent that the ESG Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the ESG Fund’s performance.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the ESG Fund’s service providers or counterparties, issuers of securities held by the ESG Fund, or other market participants may adversely affect the ESG Fund and its shareholders, including by causing losses for the ESG Fund or impairing its operations.

Performance

Performance information for the ESG Fund is not included because the ESG Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the ESG Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.